Principal Variable Contracts Funds, Inc.
Supplement dated December 13, 2019
to the Statement of Additional Information dated May 1, 2019
(as previously supplemented)

(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD
In the Committee and Independent Board Members table add the following Board Members alphabetically to the Nominating and Governance Committee members listed:
Leroy Barnes
Fritz Hirsch

BROKERAGE ALLOCATION AND OTHER PRACTICES
In the Allocation of Trades section, in the second set of bullet points, delete the last two bullet points and replace with the following:

•	PGI provides ongoing oversight of the funds' investments to monitor adherence to their investment program.

PORTFOLIO MANAGER DISCLOSURE
In the Sub-Advisor: Principal Global Investors, LLC (Equity Portfolio Managers) section, delete the rows for Paul H. Blankenhagen in the Other Accounts Managed table and replace with the following:

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Paul H. Blankenhagen(1): Diversified International and International Emerging Markets Accounts
Registered investment companies	3	$12.4 billion	0	$0
Other pooled investment vehicles	4	$3.6 billion	0	$0
Other accounts	9	$1.1 billion	1	$251.1 million
(1) Information as of November 30, 2019
In the Sub-Advisor: Principal Global Investors, LLC (Equity Portfolio Managers) section, add the following row alphabetically for Paul H. Blankenhagen in the Ownership of Securities table:

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Paul H. Blankenhagen(1)	International Emerging Markets	None
(1) Information as of November 30, 2019